Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INCOME TRUST
Entity Central Index Key	0000747677
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000075469
Shareholder Report [Line Items]
Fund Name	DWS GNMA Fund
Class Name	Class A
Trading Symbol	GGGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS GNMA Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	0.85%

Gross expense ratio as of the latest prospectus: 0.86%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 3.61% (unadjusted for sales charges) for the period ended September 30, 2025. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg GNMA Index, returned 3.39%.

The Fund delivered strong positive absolute performance for the 12 months as the Ginnie Mae market posted a positive return for the period.

During the period, interest rates declined and the US Treasury curve sloped more steeply upward, particularly in the second quarter of 2025 as the market anticipated that the US Federal Reserve (Fed) was poised to begin lowering its benchmark overnight lending rate. The Fund was well positioned for this movement in interest rates. Specifically, the Fund’s performance relative to the Bloomberg GNMA Index was helped by an overweight stance with respect to duration and corresponding interest rate sensitivity as rates moved lower. In addition, an overweight to the shorter end of the maturity spectrum proved additive as the curve steepened. Finally, the Fund increased its overweight to mortgage-backed securities by increasing exposure to collateralized mortgage obligations (CMOs), adding to return in a rising market. These securities also trade at a yield spread to pass-through Ginnie Maes, helping to increase the Fund’s yield and adding to relative performance.

Material detractors were limited. While additive overall, the exposure to CMOs modestly decreased the benefit to the Fund from the decline in interest rates seen over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Index
'15	$9,725	$10,000	$10,000
'15	$9,721	$10,002	$10,018
'15	$9,690	$9,975	$10,010
'15	$9,672	$9,943	$10,016
'16	$9,754	$10,080	$10,132
'16	$9,775	$10,151	$10,165
'16	$9,796	$10,244	$10,192
'16	$9,816	$10,284	$10,203
'16	$9,816	$10,286	$10,216
'16	$9,872	$10,471	$10,283
'16	$9,871	$10,537	$10,306
'16	$9,880	$10,525	$10,322
'16	$9,916	$10,519	$10,349
'16	$9,939	$10,439	$10,335
'16	$9,828	$10,192	$10,174
'16	$9,780	$10,206	$10,172
'17	$9,774	$10,226	$10,161
'17	$9,818	$10,295	$10,205
'17	$9,806	$10,290	$10,201
'17	$9,857	$10,369	$10,251
'17	$9,909	$10,449	$10,314
'17	$9,854	$10,438	$10,263
'17	$9,892	$10,483	$10,309
'17	$9,929	$10,577	$10,370
'17	$9,909	$10,527	$10,359
'17	$9,916	$10,533	$10,354
'17	$9,895	$10,519	$10,338
'17	$9,902	$10,568	$10,362
'18	$9,829	$10,446	$10,248
'18	$9,763	$10,347	$10,164
'18	$9,822	$10,413	$10,230
'18	$9,779	$10,336	$10,188
'18	$9,816	$10,410	$10,265
'18	$9,810	$10,397	$10,273
'18	$9,797	$10,399	$10,274
'18	$9,835	$10,466	$10,328
'18	$9,779	$10,399	$10,268
'18	$9,711	$10,317	$10,191
'18	$9,786	$10,378	$10,279
'18	$9,921	$10,569	$10,468
'19	$10,003	$10,681	$10,553
'19	$9,996	$10,675	$10,547
'19	$10,131	$10,880	$10,686
'19	$10,125	$10,883	$10,676
'19	$10,254	$11,076	$10,810
'19	$10,339	$11,215	$10,898
'19	$10,370	$11,240	$10,932
'19	$10,493	$11,531	$11,020
'19	$10,510	$11,470	$11,021
'19	$10,543	$11,504	$11,068
'19	$10,549	$11,498	$11,065
'19	$10,556	$11,490	$11,080
'20	$10,597	$11,711	$11,134
'20	$10,686	$11,922	$11,234
'20	$10,689	$11,852	$11,416
'20	$10,762	$12,063	$11,486
'20	$10,835	$12,119	$11,498
'20	$10,808	$12,195	$11,483
'20	$10,796	$12,377	$11,454
'20	$10,791	$12,277	$11,448
'20	$10,799	$12,271	$11,447
'20	$10,799	$12,216	$11,447
'20	$10,861	$12,336	$11,468
'20	$10,877	$12,353	$11,488
'21	$10,892	$12,264	$11,468
'21	$10,838	$12,087	$11,403
'21	$10,812	$11,936	$11,376
'21	$10,862	$12,030	$11,416
'21	$10,825	$12,070	$11,378
'21	$10,818	$12,155	$11,374
'21	$10,812	$12,290	$11,408
'21	$10,812	$12,267	$11,398
'21	$10,788	$12,161	$11,374
'21	$10,748	$12,157	$11,337
'21	$10,748	$12,193	$11,332
'21	$10,732	$12,162	$11,322
'22	$10,605	$11,900	$11,184
'22	$10,526	$11,767	$11,120
'22	$10,265	$11,441	$10,852
'22	$9,949	$11,006	$10,501
'22	$10,038	$11,077	$10,621
'22	$9,866	$10,904	$10,430
'22	$10,093	$11,170	$10,766
'22	$9,819	$10,854	$10,431
'22	$9,291	$10,385	$9,896
'22	$9,163	$10,251	$9,813
'22	$9,521	$10,628	$10,181
'22	$9,441	$10,580	$10,103
'23	$9,765	$10,905	$10,435
'23	$9,504	$10,623	$10,175
'23	$9,694	$10,893	$10,366
'23	$9,731	$10,959	$10,425
'23	$9,646	$10,840	$10,344
'23	$9,627	$10,801	$10,313
'23	$9,615	$10,794	$10,316
'23	$9,522	$10,725	$10,241
'23	$9,222	$10,452	$9,924
'23	$9,037	$10,287	$9,735
'23	$9,489	$10,753	$10,221
'23	$9,884	$11,165	$10,649
'24	$9,840	$11,134	$10,598
'24	$9,678	$10,977	$10,426
'24	$9,758	$11,078	$10,537
'24	$9,486	$10,798	$10,253
'24	$9,651	$10,981	$10,435
'24	$9,748	$11,085	$10,542
'24	$9,983	$11,344	$10,797
'24	$10,132	$11,507	$10,959
'24	$10,231	$11,661	$11,065
'24	$9,936	$11,372	$10,776
'24	$10,061	$11,493	$10,913
'24	$9,919	$11,304	$10,751
'25	$9,967	$11,364	$10,812
'25	$10,225	$11,614	$11,073
'25	$10,241	$11,619	$11,082
'25	$10,239	$11,664	$11,091
'25	$10,159	$11,581	$11,005
'25	$10,334	$11,759	$11,194
'25	$10,310	$11,728	$11,151
'25	$10,515	$11,868	$11,326
'25	$10,600	$11,998	$11,439

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	3.61%	-0.37%	0.87%
Class A Adjusted for the Maximum Sales Charge (max 2.75% load)	0.76%	-0.93%	0.58%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg GNMA Index	3.39%	-0.01%	1.35%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 685,525,317
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 2,221,624
InvestmentCompanyPortfolioTurnover	1040.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	685,525,317
Number of Portfolio Holdings	344
Portfolio Turnover Rate (%)	1,040
Total Net Advisory Fees Paid ($)	2,221,624
Effective Duration	6.2 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Government National Mortgage Association	114%
Collateralized Mortgage Obligations - Other	24%
Collateralized Mortgage Obligations - Government National Mortgage Association	17%
U.S. Government Agency Sponsored Pass-Throughs	3%
Asset-Backed	2%
Commercial Mortgage-Backed Securities	1%
Government & Agency Obligations	1%
TBA Sale Commitments	(28%)
Cash Equivalents and Other Assets and Liabilities, Net	(34%)
Total	100%

Coupon Allocation

Coupon	% of Net Assets
Less than 2.5%	20%
2.5%-3.49%	29%
3.5%-4.49%	12%
4.5%-5.49%	11%
5.5%-6.49%	21%
6.5%-7.49%	0%
7.5%-8.49%	3%
8.5%-9.49%	4%
9.5%-10.49%	0%

Material Fund Change [Text Block]
C000075470
Shareholder Report [Line Items]
Fund Name	DWS GNMA Fund
Class Name	Class C
Trading Symbol	GCGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS GNMA Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$162	1.60%

Gross expense ratio as of the latest prospectus: 1.63%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 2.83% (unadjusted for sales charges) for the period ended September 30, 2025. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg GNMA Index, returned 3.39%.

The Fund delivered strong positive absolute performance for the 12 months as the Ginnie Mae market posted a positive return for the period.

During the period, interest rates declined and the US Treasury curve sloped more steeply upward, particularly in the second quarter of 2025 as the market anticipated that the US Federal Reserve (Fed) was poised to begin lowering its benchmark overnight lending rate. The Fund was well positioned for this movement in interest rates. Specifically, the Fund’s performance relative to the Bloomberg GNMA Index was helped by an overweight stance with respect to duration and corresponding interest rate sensitivity as rates moved lower. In addition, an overweight to the shorter end of the maturity spectrum proved additive as the curve steepened. Finally, the Fund increased its overweight to mortgage-backed securities by increasing exposure to collateralized mortgage obligations (CMOs), adding to return in a rising market. These securities also trade at a yield spread to pass-through Ginnie Maes, helping to increase the Fund’s yield and adding to relative performance.

Material detractors were limited. While additive overall, the exposure to CMOs modestly decreased the benefit to the Fund from the decline in interest rates seen over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Index
'15	$10,000	$10,000	$10,000
'15	$9,989	$10,002	$10,018
'15	$9,951	$9,975	$10,010
'15	$9,927	$9,943	$10,016
'16	$10,005	$10,080	$10,132
'16	$10,020	$10,151	$10,165
'16	$10,035	$10,244	$10,192
'16	$10,050	$10,284	$10,203
'16	$10,043	$10,286	$10,216
'16	$10,094	$10,471	$10,283
'16	$10,087	$10,537	$10,306
'16	$10,089	$10,525	$10,322
'16	$10,121	$10,519	$10,349
'16	$10,130	$10,439	$10,335
'16	$10,018	$10,192	$10,174
'16	$9,963	$10,206	$10,172
'17	$9,951	$10,226	$10,161
'17	$9,990	$10,295	$10,205
'17	$9,964	$10,290	$10,201
'17	$10,017	$10,369	$10,251
'17	$10,063	$10,449	$10,314
'17	$10,001	$10,438	$10,263
'17	$10,034	$10,483	$10,309
'17	$10,065	$10,577	$10,370
'17	$10,038	$10,527	$10,359
'17	$10,039	$10,533	$10,354
'17	$10,011	$10,519	$10,338
'17	$10,012	$10,568	$10,362
'18	$9,931	$10,446	$10,248
'18	$9,852	$10,347	$10,164
'18	$9,913	$10,413	$10,230
'18	$9,863	$10,336	$10,188
'18	$9,886	$10,410	$10,265
'18	$9,874	$10,397	$10,273
'18	$9,861	$10,399	$10,274
'18	$9,893	$10,466	$10,328
'18	$9,830	$10,399	$10,268
'18	$9,756	$10,317	$10,191
'18	$9,817	$10,378	$10,279
'18	$9,945	$10,569	$10,468
'19	$10,021	$10,681	$10,553
'19	$10,016	$10,675	$10,547
'19	$10,144	$10,880	$10,686
'19	$10,132	$10,883	$10,676
'19	$10,254	$11,076	$10,810
'19	$10,331	$11,215	$10,898
'19	$10,348	$11,240	$10,932
'19	$10,471	$11,531	$11,020
'19	$10,482	$11,470	$11,021
'19	$10,507	$11,504	$11,068
'19	$10,506	$11,498	$11,065
'19	$10,498	$11,490	$11,080
'20	$10,533	$11,711	$11,134
'20	$10,614	$11,922	$11,234
'20	$10,618	$11,852	$11,416
'20	$10,684	$12,063	$11,486
'20	$10,741	$12,119	$11,498
'20	$10,715	$12,195	$11,483
'20	$10,696	$12,377	$11,454
'20	$10,684	$12,277	$11,448
'20	$10,685	$12,271	$11,447
'20	$10,670	$12,216	$11,447
'20	$10,724	$12,336	$11,468
'20	$10,732	$12,353	$11,488
'21	$10,748	$12,264	$11,468
'21	$10,688	$12,087	$11,403
'21	$10,648	$11,936	$11,376
'21	$10,689	$12,030	$11,416
'21	$10,654	$12,070	$11,378
'21	$10,633	$12,155	$11,374
'21	$10,627	$12,290	$11,408
'21	$10,612	$12,267	$11,398
'21	$10,581	$12,161	$11,374
'21	$10,535	$12,157	$11,337
'21	$10,528	$12,193	$11,332
'21	$10,505	$12,162	$11,322
'22	$10,374	$11,900	$11,184
'22	$10,290	$11,767	$11,120
'22	$10,036	$11,441	$10,852
'22	$9,712	$11,006	$10,501
'22	$9,792	$11,077	$10,621
'22	$9,618	$10,904	$10,430
'22	$9,840	$11,170	$10,766
'22	$9,567	$10,854	$10,431
'22	$9,048	$10,385	$9,896
'22	$8,917	$10,251	$9,813
'22	$9,267	$10,628	$10,181
'22	$9,175	$10,580	$10,103
'23	$9,484	$10,905	$10,435
'23	$9,225	$10,623	$10,175
'23	$9,404	$10,893	$10,366
'23	$9,434	$10,959	$10,425
'23	$9,346	$10,840	$10,344
'23	$9,321	$10,801	$10,313
'23	$9,304	$10,794	$10,316
'23	$9,207	$10,725	$10,241
'23	$8,912	$10,452	$9,924
'23	$8,719	$10,287	$9,735
'23	$9,158	$10,753	$10,221
'23	$9,533	$11,165	$10,649
'24	$9,484	$11,134	$10,598
'24	$9,322	$10,977	$10,426
'24	$9,393	$11,078	$10,537
'24	$9,125	$10,798	$10,253
'24	$9,278	$10,981	$10,435
'24	$9,366	$11,085	$10,542
'24	$9,585	$11,344	$10,797
'24	$9,722	$11,507	$10,959
'24	$9,810	$11,661	$11,065
'24	$9,522	$11,372	$10,776
'24	$9,636	$11,493	$10,913
'24	$9,494	$11,304	$10,751
'25	$9,534	$11,364	$10,812
'25	$9,775	$11,614	$11,073
'25	$9,785	$11,619	$11,082
'25	$9,777	$11,664	$11,091
'25	$9,695	$11,581	$11,005
'25	$9,855	$11,759	$11,194
'25	$9,826	$11,728	$11,151
'25	$10,014	$11,868	$11,326
'25	$10,088	$11,998	$11,439

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	2.83%	-1.14%	0.09%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	1.83%	-1.14%	0.09%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg GNMA Index	3.39%	-0.01%	1.35%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 685,525,317
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 2,221,624
InvestmentCompanyPortfolioTurnover	1040.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	685,525,317
Number of Portfolio Holdings	344
Portfolio Turnover Rate (%)	1,040
Total Net Advisory Fees Paid ($)	2,221,624
Effective Duration	6.2 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Government National Mortgage Association	114%
Collateralized Mortgage Obligations - Other	24%
Collateralized Mortgage Obligations - Government National Mortgage Association	17%
U.S. Government Agency Sponsored Pass-Throughs	3%
Asset-Backed	2%
Commercial Mortgage-Backed Securities	1%
Government & Agency Obligations	1%
TBA Sale Commitments	(28%)
Cash Equivalents and Other Assets and Liabilities, Net	(34%)
Total	100%

Coupon Allocation

Coupon	% of Net Assets
Less than 2.5%	20%
2.5%-3.49%	29%
3.5%-4.49%	12%
4.5%-5.49%	11%
5.5%-6.49%	21%
6.5%-7.49%	0%
7.5%-8.49%	3%
8.5%-9.49%	4%
9.5%-10.49%	0%

Material Fund Change [Text Block]
C000152123
Shareholder Report [Line Items]
Fund Name	DWS GNMA Fund
Class Name	Class R6
Trading Symbol	GRRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS GNMA Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$55	0.54%

Gross expense ratio as of the latest prospectus: 0.51%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 3.75% for the period ended September 30, 2025. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg GNMA Index, returned 3.39%.

The Fund delivered strong positive absolute performance for the 12 months as the Ginnie Mae market posted a positive return for the period.

During the period, interest rates declined and the US Treasury curve sloped more steeply upward, particularly in the second quarter of 2025 as the market anticipated that the US Federal Reserve (Fed) was poised to begin lowering its benchmark overnight lending rate. The Fund was well positioned for this movement in interest rates. Specifically, the Fund’s performance relative to the Bloomberg GNMA Index was helped by an overweight stance with respect to duration and corresponding interest rate sensitivity as rates moved lower. In addition, an overweight to the shorter end of the maturity spectrum proved additive as the curve steepened. Finally, the Fund increased its overweight to mortgage-backed securities by increasing exposure to collateralized mortgage obligations (CMOs), adding to return in a rising market. These securities also trade at a yield spread to pass-through Ginnie Maes, helping to increase the Fund’s yield and adding to relative performance.

Material detractors were limited. While additive overall, the exposure to CMOs modestly decreased the benefit to the Fund from the decline in interest rates seen over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Index
'15	$10,000	$10,000	$10,000
'15	$9,999	$10,002	$10,018
'15	$9,970	$9,975	$10,010
'15	$9,953	$9,943	$10,016
'16	$10,040	$10,080	$10,132
'16	$10,063	$10,151	$10,165
'16	$10,086	$10,244	$10,192
'16	$10,109	$10,284	$10,203
'16	$10,110	$10,286	$10,216
'16	$10,169	$10,471	$10,283
'16	$10,178	$10,537	$10,306
'16	$10,181	$10,525	$10,322
'16	$10,228	$10,519	$10,349
'16	$10,246	$10,439	$10,335
'16	$10,133	$10,192	$10,174
'16	$10,086	$10,206	$10,172
'17	$10,082	$10,226	$10,161
'17	$10,138	$10,295	$10,205
'17	$10,119	$10,290	$10,201
'17	$10,175	$10,369	$10,251
'17	$10,230	$10,449	$10,314
'17	$10,176	$10,438	$10,263
'17	$10,218	$10,483	$10,309
'17	$10,251	$10,577	$10,370
'17	$10,239	$10,527	$10,359
'17	$10,249	$10,533	$10,354
'17	$10,222	$10,519	$10,338
'17	$10,231	$10,568	$10,362
'18	$10,157	$10,446	$10,248
'18	$10,090	$10,347	$10,164
'18	$10,152	$10,413	$10,230
'18	$10,117	$10,336	$10,188
'18	$10,149	$10,410	$10,265
'18	$10,144	$10,397	$10,273
'18	$10,139	$10,399	$10,274
'18	$10,180	$10,466	$10,328
'18	$10,124	$10,399	$10,268
'18	$10,056	$10,317	$10,191
'18	$10,135	$10,378	$10,279
'18	$10,276	$10,569	$10,468
'19	$10,365	$10,681	$10,553
'19	$10,360	$10,675	$10,547
'19	$10,511	$10,880	$10,686
'19	$10,507	$10,883	$10,676
'19	$10,644	$11,076	$10,810
'19	$10,726	$11,215	$10,898
'19	$10,762	$11,240	$10,932
'19	$10,900	$11,531	$11,020
'19	$10,913	$11,470	$11,021
'19	$10,958	$11,504	$11,068
'19	$10,960	$11,498	$11,065
'19	$10,969	$11,490	$11,080
'20	$11,016	$11,711	$11,134
'20	$11,110	$11,922	$11,234
'20	$11,125	$11,852	$11,416
'20	$11,195	$12,063	$11,486
'20	$11,274	$12,119	$11,498
'20	$11,257	$12,195	$11,483
'20	$11,239	$12,377	$11,454
'20	$11,238	$12,277	$11,448
'20	$11,257	$12,271	$11,447
'20	$11,252	$12,216	$11,447
'20	$11,320	$12,336	$11,468
'20	$11,339	$12,353	$11,488
'21	$11,366	$12,264	$11,468
'21	$11,304	$12,087	$11,403
'21	$11,280	$11,936	$11,376
'21	$11,335	$12,030	$11,416
'21	$11,308	$12,070	$11,378
'21	$11,296	$12,155	$11,374
'21	$11,300	$12,290	$11,408
'21	$11,294	$12,267	$11,398
'21	$11,281	$12,161	$11,374
'21	$11,234	$12,157	$11,337
'21	$11,236	$12,193	$11,332
'21	$11,223	$12,162	$11,322
'22	$11,093	$11,900	$11,184
'22	$11,013	$11,767	$11,120
'22	$10,752	$11,441	$10,852
'22	$10,416	$11,006	$10,501
'22	$10,511	$11,077	$10,621
'22	$10,335	$10,904	$10,430
'22	$10,574	$11,170	$10,766
'22	$10,299	$10,854	$10,431
'22	$9,741	$10,385	$9,896
'22	$9,618	$10,251	$9,813
'22	$9,995	$10,628	$10,181
'22	$9,914	$10,580	$10,103
'23	$10,248	$10,905	$10,435
'23	$9,977	$10,623	$10,175
'23	$10,179	$10,893	$10,366
'23	$10,230	$10,959	$10,425
'23	$10,135	$10,840	$10,344
'23	$10,118	$10,801	$10,313
'23	$10,108	$10,794	$10,316
'23	$10,022	$10,725	$10,241
'23	$9,701	$10,452	$9,924
'23	$9,509	$10,287	$9,735
'23	$9,987	$10,753	$10,221
'23	$10,406	$11,165	$10,649
'24	$10,362	$11,134	$10,598
'24	$10,195	$10,977	$10,426
'24	$10,291	$11,078	$10,537
'24	$9,998	$10,798	$10,253
'24	$10,175	$10,981	$10,435
'24	$10,281	$11,085	$10,542
'24	$10,540	$11,344	$10,797
'24	$10,692	$11,507	$10,959
'24	$10,799	$11,661	$11,065
'24	$10,491	$11,372	$10,776
'24	$10,627	$11,493	$10,913
'24	$10,480	$11,304	$10,751
'25	$10,534	$11,364	$10,812
'25	$10,809	$11,614	$11,073
'25	$10,809	$11,619	$11,082
'25	$10,815	$11,664	$11,091
'25	$10,726	$11,581	$11,005
'25	$10,912	$11,759	$11,194
'25	$10,888	$11,728	$11,151
'25	$11,106	$11,868	$11,326
'25	$11,204	$11,998	$11,439

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	3.75%	-0.09%	1.14%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg GNMA Index	3.39%	-0.01%	1.35%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 685,525,317
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 2,221,624
InvestmentCompanyPortfolioTurnover	1040.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	685,525,317
Number of Portfolio Holdings	344
Portfolio Turnover Rate (%)	1,040
Total Net Advisory Fees Paid ($)	2,221,624
Effective Duration	6.2 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Government National Mortgage Association	114%
Collateralized Mortgage Obligations - Other	24%
Collateralized Mortgage Obligations - Government National Mortgage Association	17%
U.S. Government Agency Sponsored Pass-Throughs	3%
Asset-Backed	2%
Commercial Mortgage-Backed Securities	1%
Government & Agency Obligations	1%
TBA Sale Commitments	(28%)
Cash Equivalents and Other Assets and Liabilities, Net	(34%)
Total	100%

Coupon Allocation

Coupon	% of Net Assets
Less than 2.5%	20%
2.5%-3.49%	29%
3.5%-4.49%	12%
4.5%-5.49%	11%
5.5%-6.49%	21%
6.5%-7.49%	0%
7.5%-8.49%	3%
8.5%-9.49%	4%
9.5%-10.49%	0%

Material Fund Change [Text Block]
C000016427
Shareholder Report [Line Items]
Fund Name	DWS GNMA Fund
Class Name	Class S
Trading Symbol	SGINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS GNMA Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$61	0.60%

Gross expense ratio as of the latest prospectus: 0.63%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 3.86% for the period ended September 30, 2025. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg GNMA Index, returned 3.39%.

The Fund delivered strong positive absolute performance for the 12 months as the Ginnie Mae market posted a positive return for the period.

During the period, interest rates declined and the US Treasury curve sloped more steeply upward, particularly in the second quarter of 2025 as the market anticipated that the US Federal Reserve (Fed) was poised to begin lowering its benchmark overnight lending rate. The Fund was well positioned for this movement in interest rates. Specifically, the Fund’s performance relative to the Bloomberg GNMA Index was helped by an overweight stance with respect to duration and corresponding interest rate sensitivity as rates moved lower. In addition, an overweight to the shorter end of the maturity spectrum proved additive as the curve steepened. Finally, the Fund increased its overweight to mortgage-backed securities by increasing exposure to collateralized mortgage obligations (CMOs), adding to return in a rising market. These securities also trade at a yield spread to pass-through Ginnie Maes, helping to increase the Fund’s yield and adding to relative performance.

Material detractors were limited. While additive overall, the exposure to CMOs modestly decreased the benefit to the Fund from the decline in interest rates seen over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Index
'15	$10,000	$10,000	$10,000
'15	$10,005	$10,002	$10,018
'15	$9,968	$9,975	$10,010
'15	$9,959	$9,943	$10,016
'16	$10,047	$10,080	$10,132
'16	$10,070	$10,151	$10,165
'16	$10,094	$10,244	$10,192
'16	$10,117	$10,284	$10,203
'16	$10,119	$10,286	$10,216
'16	$10,179	$10,471	$10,283
'16	$10,181	$10,537	$10,306
'16	$10,185	$10,525	$10,322
'16	$10,232	$10,519	$10,349
'16	$10,251	$10,439	$10,335
'16	$10,138	$10,192	$10,174
'16	$10,091	$10,206	$10,172
'17	$10,088	$10,226	$10,161
'17	$10,143	$10,295	$10,205
'17	$10,125	$10,290	$10,201
'17	$10,188	$10,369	$10,251
'17	$10,244	$10,449	$10,314
'17	$10,189	$10,438	$10,263
'17	$10,231	$10,483	$10,309
'17	$10,264	$10,577	$10,370
'17	$10,253	$10,527	$10,359
'17	$10,263	$10,533	$10,354
'17	$10,236	$10,519	$10,338
'17	$10,245	$10,568	$10,362
'18	$10,172	$10,446	$10,248
'18	$10,106	$10,347	$10,164
'18	$10,169	$10,413	$10,230
'18	$10,126	$10,336	$10,188
'18	$10,166	$10,410	$10,265
'18	$10,162	$10,397	$10,273
'18	$10,150	$10,399	$10,274
'18	$10,199	$10,466	$10,328
'18	$10,144	$10,399	$10,268
'18	$10,076	$10,317	$10,191
'18	$10,147	$10,378	$10,279
'18	$10,288	$10,569	$10,468
'19	$10,376	$10,681	$10,553
'19	$10,371	$10,675	$10,547
'19	$10,521	$10,880	$10,686
'19	$10,517	$10,883	$10,676
'19	$10,653	$11,076	$10,810
'19	$10,734	$11,215	$10,898
'19	$10,769	$11,240	$10,932
'19	$10,907	$11,531	$11,020
'19	$10,919	$11,470	$11,021
'19	$10,963	$11,504	$11,068
'19	$10,964	$11,498	$11,065
'19	$10,973	$11,490	$11,080
'20	$11,018	$11,711	$11,134
'20	$11,112	$11,922	$11,234
'20	$11,126	$11,852	$11,416
'20	$11,196	$12,063	$11,486
'20	$11,274	$12,119	$11,498
'20	$11,256	$12,195	$11,483
'20	$11,237	$12,377	$11,454
'20	$11,235	$12,277	$11,448
'20	$11,254	$12,271	$11,447
'20	$11,248	$12,216	$11,447
'20	$11,315	$12,336	$11,468
'20	$11,334	$12,353	$11,488
'21	$11,352	$12,264	$11,468
'21	$11,297	$12,087	$11,403
'21	$11,273	$11,936	$11,376
'21	$11,327	$12,030	$11,416
'21	$11,290	$12,070	$11,378
'21	$11,286	$12,155	$11,374
'21	$11,281	$12,290	$11,408
'21	$11,283	$12,267	$11,398
'21	$11,260	$12,161	$11,374
'21	$11,220	$12,157	$11,337
'21	$11,222	$12,193	$11,332
'21	$11,207	$12,162	$11,322
'22	$11,077	$11,900	$11,184
'22	$10,996	$11,767	$11,120
'22	$10,726	$11,441	$10,852
'22	$10,398	$11,006	$10,501
'22	$10,493	$11,077	$10,621
'22	$10,316	$10,904	$10,430
'22	$10,554	$11,170	$10,766
'22	$10,270	$10,854	$10,431
'22	$9,721	$10,385	$9,896
'22	$9,589	$10,251	$9,813
'22	$9,964	$10,628	$10,181
'22	$9,882	$10,580	$10,103
'23	$10,223	$10,905	$10,435
'23	$9,952	$10,623	$10,175
'23	$10,153	$10,893	$10,366
'23	$10,194	$10,959	$10,425
'23	$10,107	$10,840	$10,344
'23	$10,089	$10,801	$10,313
'23	$10,078	$10,794	$10,316
'23	$9,983	$10,725	$10,241
'23	$9,671	$10,452	$9,924
'23	$9,470	$10,287	$9,735
'23	$9,954	$10,753	$10,221
'23	$10,370	$11,165	$10,649
'24	$10,325	$11,134	$10,598
'24	$10,157	$10,977	$10,426
'24	$10,244	$11,078	$10,537
'24	$9,960	$10,798	$10,253
'24	$10,135	$10,981	$10,435
'24	$10,239	$11,085	$10,542
'24	$10,487	$11,344	$10,797
'24	$10,646	$11,507	$10,959
'24	$10,752	$11,661	$11,065
'24	$10,444	$11,372	$10,776
'24	$10,578	$11,493	$10,913
'24	$10,431	$11,304	$10,751
'25	$10,493	$11,364	$10,812
'25	$10,758	$11,614	$11,073
'25	$10,776	$11,619	$11,082
'25	$10,785	$11,664	$11,091
'25	$10,704	$11,581	$11,005
'25	$10,881	$11,759	$11,194
'25	$10,857	$11,728	$11,151
'25	$11,085	$11,868	$11,326
'25	$11,167	$11,998	$11,439

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	3.86%	-0.15%	1.11%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg GNMA Index	3.39%	-0.01%	1.35%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 685,525,317
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 2,221,624
InvestmentCompanyPortfolioTurnover	1040.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	685,525,317
Number of Portfolio Holdings	344
Portfolio Turnover Rate (%)	1,040
Total Net Advisory Fees Paid ($)	2,221,624
Effective Duration	6.2 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Government National Mortgage Association	114%
Collateralized Mortgage Obligations - Other	24%
Collateralized Mortgage Obligations - Government National Mortgage Association	17%
U.S. Government Agency Sponsored Pass-Throughs	3%
Asset-Backed	2%
Commercial Mortgage-Backed Securities	1%
Government & Agency Obligations	1%
TBA Sale Commitments	(28%)
Cash Equivalents and Other Assets and Liabilities, Net	(34%)
Total	100%

Coupon Allocation

Coupon	% of Net Assets
Less than 2.5%	20%
2.5%-3.49%	29%
3.5%-4.49%	12%
4.5%-5.49%	11%
5.5%-6.49%	21%
6.5%-7.49%	0%
7.5%-8.49%	3%
8.5%-9.49%	4%
9.5%-10.49%	0%

Material Fund Change [Text Block]
C000075471
Shareholder Report [Line Items]
Fund Name	DWS GNMA Fund
Class Name	Institutional Class
Trading Symbol	GIGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS GNMA Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$59	0.58%

Gross expense ratio as of the latest prospectus: 0.60%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 3.94% for the period ended September 30, 2025. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg GNMA Index, returned 3.39%.

The Fund delivered strong positive absolute performance for the 12 months as the Ginnie Mae market posted a positive return for the period.

During the period, interest rates declined and the US Treasury curve sloped more steeply upward, particularly in the second quarter of 2025 as the market anticipated that the US Federal Reserve (Fed) was poised to begin lowering its benchmark overnight lending rate. The Fund was well positioned for this movement in interest rates. Specifically, the Fund’s performance relative to the Bloomberg GNMA Index was helped by an overweight stance with respect to duration and corresponding interest rate sensitivity as rates moved lower. In addition, an overweight to the shorter end of the maturity spectrum proved additive as the curve steepened. Finally, the Fund increased its overweight to mortgage-backed securities by increasing exposure to collateralized mortgage obligations (CMOs), adding to return in a rising market. These securities also trade at a yield spread to pass-through Ginnie Maes, helping to increase the Fund’s yield and adding to relative performance.

Material detractors were limited. While additive overall, the exposure to CMOs modestly decreased the benefit to the Fund from the decline in interest rates seen over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Index
'15	$1,000,000	$1,000,000	$1,000,000
'15	$1,000,514	$1,000,166	$1,001,790
'15	$996,808	$997,524	$1,000,993
'15	$995,900	$994,300	$1,001,629
'16	$1,004,598	$1,007,983	$1,013,223
'16	$1,006,921	$1,015,133	$1,016,524
'16	$1,009,255	$1,024,447	$1,019,181
'16	$1,011,590	$1,028,379	$1,020,327
'16	$1,011,783	$1,028,643	$1,021,585
'16	$1,017,792	$1,047,125	$1,028,327
'16	$1,018,068	$1,053,745	$1,030,560
'16	$1,019,243	$1,052,540	$1,032,178
'16	$1,023,309	$1,051,923	$1,034,858
'16	$1,025,215	$1,043,877	$1,033,474
'16	$1,014,054	$1,019,185	$1,017,443
'16	$1,009,374	$1,020,622	$1,017,247
'17	$1,009,079	$1,022,625	$1,016,078
'17	$1,014,627	$1,029,498	$1,020,534
'17	$1,012,857	$1,028,958	$1,020,128
'17	$1,018,426	$1,036,899	$1,025,105
'17	$1,024,031	$1,044,880	$1,031,401
'17	$1,018,628	$1,043,828	$1,026,256
'17	$1,022,860	$1,048,320	$1,030,863
'17	$1,026,208	$1,057,723	$1,036,962
'17	$1,025,093	$1,052,685	$1,035,923
'17	$1,026,144	$1,053,295	$1,035,432
'17	$1,023,434	$1,051,943	$1,033,808
'17	$1,024,337	$1,056,771	$1,036,180
'18	$1,016,969	$1,044,600	$1,024,822
'18	$1,010,338	$1,034,698	$1,016,391
'18	$1,016,620	$1,041,334	$1,022,993
'18	$1,013,063	$1,033,589	$1,018,777
'18	$1,016,340	$1,040,966	$1,026,476
'18	$1,015,902	$1,039,686	$1,027,316
'18	$1,014,704	$1,039,933	$1,027,358
'18	$1,019,614	$1,046,624	$1,032,807
'18	$1,014,046	$1,039,884	$1,026,752
'18	$1,007,231	$1,031,666	$1,019,072
'18	$1,014,405	$1,037,825	$1,027,938
'18	$1,028,542	$1,056,891	$1,046,767
'19	$1,037,303	$1,068,115	$1,055,306
'19	$1,037,543	$1,067,496	$1,054,668
'19	$1,051,774	$1,087,994	$1,068,644
'19	$1,051,330	$1,088,273	$1,067,634
'19	$1,064,939	$1,107,592	$1,081,006
'19	$1,073,888	$1,121,501	$1,089,785
'19	$1,076,577	$1,123,968	$1,093,173
'19	$1,090,372	$1,153,092	$1,102,031
'19	$1,092,373	$1,146,951	$1,102,089
'19	$1,095,962	$1,150,406	$1,106,753
'19	$1,096,855	$1,149,820	$1,106,524
'19	$1,097,772	$1,149,019	$1,108,024
'20	$1,101,555	$1,171,131	$1,113,379
'20	$1,111,733	$1,192,210	$1,123,446
'20	$1,112,345	$1,185,194	$1,141,640
'20	$1,120,157	$1,206,262	$1,148,564
'20	$1,127,985	$1,211,878	$1,149,821
'20	$1,125,393	$1,219,512	$1,148,309
'20	$1,124,416	$1,237,728	$1,145,425
'20	$1,124,235	$1,227,737	$1,144,770
'20	$1,125,307	$1,227,064	$1,144,661
'20	$1,124,756	$1,221,585	$1,144,740
'20	$1,131,512	$1,233,571	$1,146,770
'20	$1,133,395	$1,235,271	$1,148,805
'21	$1,136,092	$1,226,414	$1,146,781
'21	$1,130,621	$1,208,704	$1,140,310
'21	$1,127,384	$1,193,611	$1,137,554
'21	$1,132,793	$1,203,040	$1,141,559
'21	$1,130,016	$1,206,971	$1,137,761
'21	$1,128,738	$1,215,451	$1,137,363
'21	$1,129,109	$1,229,041	$1,140,771
'21	$1,128,477	$1,226,701	$1,139,751
'21	$1,127,014	$1,216,080	$1,137,357
'21	$1,122,266	$1,215,745	$1,133,695
'21	$1,122,449	$1,219,342	$1,133,196
'21	$1,120,981	$1,216,222	$1,132,173
'22	$1,107,955	$1,190,020	$1,118,401
'22	$1,100,697	$1,176,744	$1,111,983
'22	$1,073,663	$1,144,052	$1,085,204
'22	$1,039,983	$1,100,637	$1,050,101
'22	$1,049,443	$1,107,734	$1,062,103
'22	$1,031,714	$1,090,356	$1,043,021
'22	$1,055,593	$1,116,998	$1,076,587
'22	$1,027,988	$1,085,435	$1,043,118
'22	$972,175	$1,038,537	$989,568
'22	$959,792	$1,025,086	$981,289
'22	$997,448	$1,062,784	$1,018,129
'22	$989,261	$1,057,990	$1,010,347
'23	$1,022,578	$1,090,538	$1,043,546
'23	$996,304	$1,062,342	$1,017,452
'23	$1,015,589	$1,089,328	$1,036,563
'23	$1,020,557	$1,095,930	$1,042,487
'23	$1,011,920	$1,083,997	$1,034,426
'23	$1,009,208	$1,080,131	$1,031,279
'23	$1,009,074	$1,079,378	$1,031,579
'23	$999,516	$1,072,484	$1,024,100
'23	$968,277	$1,045,230	$992,448
'23	$948,227	$1,028,735	$973,485
'23	$996,745	$1,075,323	$1,022,124
'23	$1,038,534	$1,116,485	$1,064,913
'24	$1,033,207	$1,113,419	$1,059,764
'24	$1,016,426	$1,097,688	$1,042,633
'24	$1,025,989	$1,107,824	$1,053,654
'24	$996,689	$1,079,842	$1,025,322
'24	$1,015,155	$1,098,149	$1,043,484
'24	$1,025,680	$1,108,545	$1,054,160
'24	$1,050,576	$1,134,437	$1,079,726
'24	$1,065,649	$1,150,739	$1,095,879
'24	$1,076,291	$1,166,147	$1,106,452
'24	$1,046,425	$1,137,228	$1,077,576
'24	$1,059,892	$1,149,252	$1,091,342
'24	$1,044,283	$1,130,444	$1,075,118
'25	$1,050,523	$1,136,441	$1,081,175
'25	$1,078,134	$1,161,445	$1,107,338
'25	$1,079,180	$1,161,882	$1,108,232
'25	$1,080,188	$1,166,448	$1,109,109
'25	$1,072,000	$1,158,096	$1,100,471
'25	$1,089,795	$1,175,903	$1,119,435
'25	$1,087,465	$1,172,801	$1,115,140
'25	$1,109,428	$1,186,828	$1,132,574
'25	$1,118,647	$1,199,775	$1,143,944

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	3.94%	-0.12%	1.13%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg GNMA Index	3.39%	-0.01%	1.35%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 685,525,317
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 2,221,624
InvestmentCompanyPortfolioTurnover	1040.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	685,525,317
Number of Portfolio Holdings	344
Portfolio Turnover Rate (%)	1,040
Total Net Advisory Fees Paid ($)	2,221,624
Effective Duration	6.2 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Government National Mortgage Association	114%
Collateralized Mortgage Obligations - Other	24%
Collateralized Mortgage Obligations - Government National Mortgage Association	17%
U.S. Government Agency Sponsored Pass-Throughs	3%
Asset-Backed	2%
Commercial Mortgage-Backed Securities	1%
Government & Agency Obligations	1%
TBA Sale Commitments	(28%)
Cash Equivalents and Other Assets and Liabilities, Net	(34%)
Total	100%

Coupon Allocation

Coupon	% of Net Assets
Less than 2.5%	20%
2.5%-3.49%	29%
3.5%-4.49%	12%
4.5%-5.49%	11%
5.5%-6.49%	21%
6.5%-7.49%	0%
7.5%-8.49%	3%
8.5%-9.49%	4%
9.5%-10.49%	0%

Material Fund Change [Text Block]